Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

	June 30,	December 31,
	2019	2018
Fixed Rate Secured:
2.15% Senior Notes due June 1, 2019	$-	$250
5.75% Senior Notes due September 30, 2020	126	126
8.50% Senior Notes, Series C, due December 30, 2020	14	-
4.10% Senior Notes, due June 1, 2022	400	400
7.00% Debentures due September 1, 2022	482	482
2.75% Senior Notes due June 1, 2024	500	-
2.95% Senior Notes due April 1, 2025	350	350
3.86% Senior Notes, Series A, due December 3, 2025	174	-
3.86% Senior Notes, Series B, due January 14, 2026	38	-
3.70% Senior Notes due November 15, 2028	650	350
5.75% Senior Notes due March 15, 2029	318	318
7.25% Senior Notes, Series B, due December 30, 2029	38	-
6.47% Senior Notes, Series A, due September 30, 2030	87	-
7.00% Senior Notes due May 1, 2032	500	500
7.25% Senior Notes due January 15, 2033	350	350
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	500	500
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes, due June 1, 2049	500	-
Secured long-term debt	7,527	6,126
Unsecured:
Term loan credit agreement maturing December 9, 2019	350	350
Total long-term debt	7,877	6,476
Unamortized discount and debt issuance costs	(46)	(41)
Less amount due currently	(361)	(600)
Long-term debt, less amounts due currently	$7,470	$5,835

	December 31,
	2018	2017

Secured:
6.80% Fixed Senior Notes due September 1, 2018	$-	$550
2.15% Fixed Senior Notes due June 1, 2019	250	250
5.75% Fixed Senior Notes due September 30, 2020	126	126
4.10% Fixed Senior Notes due June 1, 2022	400	400
7.00% Fixed Debentures due September 1, 2022	482	800
2.95% Fixed Senior Notes due April 1, 2025	350	350
3.70% Fixed Senior Notes due November 15, 2028	350	-
5.75% Fixed Senior Notes due March 15, 2029	318	-
7.00% Fixed Senior Notes due May 1, 2032	500	500
7.25% Fixed Senior Notes due January 15, 2033	350	350
7.50% Fixed Senior Notes due September 1, 2038	300	300
5.25% Fixed Senior Notes due September 30, 2040	475	475
4.55% Fixed Senior Notes due December 1, 2041	400	400
5.30% Fixed Senior Notes due June 1, 2042	500	500
3.75% Fixed Senior Notes due April 1, 2045	550	550
3.80% Fixed Senior Notes due September 30, 2047	325	325
4.10% Fixed Senior Notes due November 15, 2048	450	-
Secured long-term debt	6,126	5,876
Unsecured:
Term loan credit agreement due no later than March 26, 2019	-	275
Term loan credit agreement maturing December 9, 2019	350	-
Total long-term debt	6,476	6,151
Unamortized discount and debt issuance costs	(41)	(34)
Less amount due currently	(600)	(550)
Long-term debt, less amounts due currently	$5,835	$5,567

Schedule Of Long-Term Debt Maturity

Year	Amount
2019	$361
2020	148
2021	9
2022	891
2023	10
Thereafter	6,458
Unamortized discount and debt issuance costs	(46)
Total	$7,831

Year	Amount
2019	$600
2020	126
2021	-
2022	882
2023	-
Thereafter	4,868
Unamortized discount and debt issuance costs	(41)
Total	$6,435